PRINCIPAL ACTIVITIES AND ORGANIZATION (Details Narrative) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025 CNY (¥)	Nov. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain from disposal of subsidiary			¥ 6,626,000		$ 1,120	¥ 7,829,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			199,334,000	¥ 226,822,000	37,533	262,500,000	369,542,000
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation			193,980,000		72,120	504,400,000	¥ 262,446,000
Retained Earnings (Accumulated Deficit)			¥ 19,583,017,000		2,840,022			¥ 19,900,000,000
Current liabilities exceeded current assets								233,000,000.0
Cash								83,000,000.0
Total consideration						¥ 363,159,000
Equity Investment Agreements One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments								37,500,000
Equity Investment Agreements Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments								7,300,000
Lightwind Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total consideration | $					60,000
Lightwind Global Limited [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total consideration | $		$ 7,500			7,500
Inventory Pledged Financing Facility Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding borrowings								313,100,000
Line of credit remaining borrwings								¥ 323,900,000
Subscription Agreement [Member] | Fame Dragon Global Limited [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of issuing | $					17,000
Consideration | $					$ 43,000
Youfang Beijing Information Technology Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain from disposal of subsidiary	¥ 5,863